PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2024	802	106	908
Additions	699	215	914
Depreciation charge	(129)	(12)	(141)
Translation differences	9	(3)	6
As of June 30, 2024	1,381	306	1,687
Cost	2,124	442	2,566
Accumulated depreciation	(743)	(136)	(879)
Net book amount as of June 30, 2024	1,381	306	1,687

Net book amount as of January 1, 2023	598	116	714
Additions	196	8	204
Depreciation charge	(109)	(11)	(120)
Translation differences	6	1	7
As of June 30, 2023	691	114	805
Cost	1,230	230	1,460
Accumulated depreciation	(539)	(116)	(655)
Net book amount as of June 30, 2023	691	114	805
For the six months ended June 30, 2024 and 2023, cash paid for the acquisition of property and equipment was $914 and $204, respectively.

The following is the reconciliation of depreciation expense:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Depreciation expensed to general and administrative expenses (Note 19)	71	63	141	120